CALVERT EQUITY FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2019 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 95.4%
Beverages - 1.3%
PepsiCo, Inc.	298,127	39,093,393

Capital Markets - 4.4%
Charles Schwab Corp. (The)	721,764	29,007,695
Intercontinental Exchange, Inc.	1,186,723	101,986,975
		130,994,670

Chemicals - 7.9%
Ecolab, Inc.	601,190	118,698,953
Linde plc	562,121	112,873,897
		231,572,850

Electronic Equipment, Instruments & Components - 3.3%
Amphenol Corp., Class A	728,519	69,894,113
TE Connectivity Ltd.	294,652	28,221,768
		98,115,881

Entertainment - 2.0%
Electronic Arts, Inc. (1)	289,112	29,275,481
Walt Disney Co. (The)	203,910	28,473,992
		57,749,473

Equity Real Estate Investment Trusts (REITs) - 4.2%
American Tower Corp.	465,447	95,160,639
Crown Castle International Corp.	218,486	28,479,650
		123,640,289

Food Products - 1.8%
Mondelez International, Inc., Class A	970,364	52,302,620

Health Care Equipment & Supplies - 4.8%
Danaher Corp.	995,247	142,240,701

Health Care Providers & Services - 1.7%
Laboratory Corp. of America Holdings (1)	282,724	48,882,980

Hotels, Restaurants & Leisure - 1.4%
Starbucks Corp.	505,317	42,360,724

Industrial Conglomerates - 1.6%
3M Co.	263,694	45,708,718

Insurance - 3.2%
Aon plc	158,883	30,661,241
Marsh & McLennan Cos., Inc.	628,414	62,684,297
		93,345,538

Interactive Media & Services - 4.6%
Alphabet, Inc., Class C (1)	124,904	135,009,983

Internet & Direct Marketing Retail - 0.7%
Booking Holdings, Inc. (1)	10,724	20,104,390

IT Services - 13.6%
Accenture plc, Class A	292,187	53,987,392
Fidelity National Information Services, Inc.	246,302	30,216,329
Fiserv, Inc. (1)(2)	672,105	61,269,092
MasterCard, Inc., Class A	420,754	111,302,056
Visa, Inc., Class A (2)	819,759	142,269,174
		399,044,043

Life Sciences Tools & Services - 6.0%
QIAGEN NV (1)	985,017	39,942,439
Thermo Fisher Scientific, Inc.	466,564	137,020,516
		176,962,955

Machinery - 3.6%
IDEX Corp.	278,472	47,936,170
Xylem, Inc.	689,029	57,630,386
		105,566,556

Media - 1.4%
Comcast Corp., Class A	951,805	40,242,315

Multiline Retail - 3.7%
Dollar General Corp.	802,314	108,440,760

Personal Products - 2.0%
Estee Lauder Cos., Inc. (The), Class A	321,318	58,836,539

Pharmaceuticals - 3.7%
Zoetis, Inc.	949,736	107,785,539

Professional Services - 4.3%
IHS Markit Ltd. (1)	619,964	39,504,106
Verisk Analytics, Inc.	596,130	87,309,200
		126,813,306

Semiconductors & Semiconductor Equipment - 1.1%
Texas Instruments, Inc.	284,682	32,670,106

Software - 9.7%
Check Point Software Technologies Ltd. (1)	612,936	70,861,531
Intuit, Inc.	291,823	76,262,105
Microsoft Corp.	1,043,163	139,742,115
		286,865,751

Specialty Retail - 2.6%
Lowe’s Cos., Inc.	407,685	41,139,493
TJX Cos., Inc. (The)	671,971	35,533,827
		76,673,320

Textiles, Apparel & Luxury Goods - 0.8%
NIKE, Inc., Class B	295,328	24,792,786

Venture Capital - 0.0% (3)
20/20 Gene Systems, Inc. (1)(4)(5)	73,397	83,672
Digital Directions International, Inc. (1)(4)(5)	354,389	87,499
Graduation Alliance, Inc. (1)(4)(5)	117,833	25,452
Ivy Capital (Proprietary) Ltd. (1)(4)(5)	950,000	420,640
Napo Pharmaceuticals, Inc. (1)(4)(5)	294,196	—
		617,263

Total Common Stocks (Cost $1,644,918,669)		2,806,433,449

PREFERRED STOCKS - 0.1%
Venture Capital - 0.1%
Entouch:
Series C (1)(4)(5)	2,628,278	339,048
Series C-1 (1)(4)(5)	852,569	197,796
Graduation Alliance, Inc.:
Series C (1)(4)(5)	3,326,181	1,716,310
Series D, Convertible (1)(4)(5)	1,325,968	690,829
PresenceLearning, Inc.:
Series A (1)(4)(5)	600,000	432,000
Series A-2 (1)(4)(5)	195,285	142,558
Series B (1)(4)(5)	399,719	323,772
Sword Diagnostics (1)(4)(5)	1,264,108	—
		3,842,313

Total Preferred Stocks (Cost $2,344,565)		3,842,313

VENTURE CAPITAL LIMITED PARTNERSHIP INTERESTS - 0.6%
Accion Frontier Inclusion Fund LP (1)(4)(5)		1,093,024
Adobe Capital Social Mezzanine I LP (1)(4)(5)		381,820
Africa Renewable Energy Fund LP (1)(4)(5)		1,033,226
Arborview Capital Partners LP (1)(4)(5)		815,591
Blackstone Clean Technology Partners LP (1)(4)(5)		38,483
Bridges Ventures US Sustainable Growth Fund LP (1)(4)(5)		339,071

China Environment Fund 2004 LP (1)(4)(5)		2,048
China Environment Fund III LP (1)(4)(5)		243,218
Coastal Ventures III LP (1)(4)(5)		172,626
Core Innovations Capital I LP (1)(4)(5)		2,514,961
Cross Culture Ventures I LP (1)(4)(5)		419,378
DBL Equity Fund - BAEF Il LP (1)(4)(5)		1,124,530
DBL Partners III LP (1)(4)(5)		680,362
First Analysis Private Equity Fund V LP (1)(4)(5)		1,229,836
Ignia Fund I LP (1)(4)(5)		475,367
Impact Ventures II LP (1)(4)(5)		326,551
LeapFrog Financial Inclusion Fund (1)(4)(5)		195,455
New Markets Education Partners LP (1)(4)(5)		1,006,492
New Markets Venture Partners II LP (1)(4)(5)		98,162
Owl Ventures LP (1)(4)(5)		620,767
Renewable Energy Asia Fund LP (1)(4)(5)		1,847,883
SEAF India International Growth Fund LP (1)(4)(5)		26,763
SJF Ventures II LP, Preferred (1)(4)(5)		543,473
SJF Ventures III LP (1)(4)(5)		1,040,177
Westly Capital Partners Fund II LP (1)(4)(5)		609,615

Total Venture Capital Limited Partnership Interests (Cost $13,450,262)		16,878,879

	PRINCIPAL AMOUNT ($)	VALUE ($)
VENTURE CAPITAL DEBT OBLIGATIONS - 0.0% (3)
One Earth Group Ltd., Convertible Note, 5.00%, 10/31/20 (4)(5)(6)	230,064	—
SEAF Global SME Facility, 9.00%, 12/31/19 (4)(5)	2,075,575	943,478

Total Venture Capital Debt Obligations (Cost $2,375,575)		943,478

HIGH SOCIAL IMPACT INVESTMENTS - 0.5%
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19 (4)(7)	10,833,877	10,694,553
ImpactAssets Inc., Global Sustainable Agriculture Notes, 2.38%, 11/3/20 (4)(5)(8)	1,445,000	1,356,855
ImpactAssets Inc., Microfinance Plus Notes, 2.31%, 11/3/20 (4)(5)(8)	1,855,000	1,697,325

Total High Social Impact Investments (Cost $14,133,877)		13,748,733

TOTAL INVESTMENTS (Cost $1,677,222,948) - 96.6%		2,841,846,852
Other assets and liabilities, net - 3.4%		99,122,692
NET ASSETS - 100.0%		2,940,969,544

NOTES TO SCHEDULE OF INVESTMENTS
(1) Non-income producing security.
(2) All or a portion of this security was on loan at June 30, 2019. The aggregate market value of securities on loan at June 30, 2019 was $66,706,290 and the total market value of the collateral received by the Fund was $67,802,497, comprised of U.S. Government and/or agencies securities.

(3) Amount is less than 0.05%.
(4) Restricted security. Total market value of restricted securities amounts to $36,030,666, which represents 1.2% of the net assets of the Fund as of June 30, 2019.
(5) For fair value measurement disclosure purposes, security is categorized as Level 3.
(6) Defaulted security. This security is not accruing interest.
(7) Affiliated company.
(8) Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at June 30, 2019.

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
20/20 Gene Systems, Inc.	8/1/08-8/27/13	166,890
Accion Frontier Inclusion Fund LP	11/12/15-6/18/19	762,387
Adobe Capital Social Mezzanine I LP	2/8/13-1/23/19	309,651
Africa Renewable Energy Fund LP	4/17/14-5/22/19	991,563
Arborview Capital Partners LP	11/13/12-1/23/19	566,510
Blackstone Clean Technology Partners LP	7/29/10-6/25/15	446,830
Bridges Ventures US Sustainable Growth Fund LP	6/8/16-2/25/19	501,859
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19	12/15/16	10,833,877
China Environment Fund 2004 LP	9/15/05-4/1/09	—
China Environment Fund III LP	1/24/08-4/19/13	688,450
Coastal Ventures III LP	7/30/12-1/9/19	125,067
Core Innovations Capital I LP	1/6/11-6/30/17	314,217
Cross Culture Ventures I LP	2/24/16-3/19/19	382,927
DBL Equity Fund - BAEF Il LP	3/30/11-8/2/16	866,008
DBL Partners III LP	1/16/15-12/6/18	606,138
Digital Directions International, Inc.	7/2/08-7/15/09	683,778
Entouch, Series C, Preferred	2/3/16	350,000
Entouch, Series C-1, Preferred	10/11/17-4/26/19	113,534
First Analysis Private Equity Fund V LP	6/7/13-6/13/18	607,470
Graduation Alliance, Inc.	5/17/16	390
Graduation Alliance, Inc., Series C, Preferred	3/27/13-8/20/13	500,000
Graduation Alliance, Inc., Series D, Convertible Preferred	4/29/15-5/17/16	228,617
Ignia Fund I LP	1/28/10-12/9/16	989,801
Impact Ventures II LP	9/8/10-2/5/18	838,672
ImpactAssets Inc., Global Sustainable Agriculture Notes, 2.38%, 11/3/20	11/13/15	1,445,000
ImpactAssets Inc., Microfinance Plus Notes, 2.31%, 11/3/20	11/13/15	1,855,000
Ivy Capital (Proprietary) Ltd.	9/12/12-5/14/14	557,372
LeapFrog Financial Inclusion Fund	1/20/10-1/23/19	7,317
Napo Pharmaceuticals, Inc.	2/21/07-9/23/09	419,720
New Markets Education Partners LP	9/27/11-4/24/19	811,819
New Markets Venture Partners II LP	7/21/08-5/3/16	—
One Earth Group Ltd., Convertible Note, 5.00%, 10/31/20	2/1/17	300,000
Owl Ventures LP	7/10/14-11/13/18	259,628
PresenceLearning, Inc., Series A, Preferred	9/29/11	300,000
PresenceLearning, Inc., Series A-2, Preferred	5/2/12	134,942
PresenceLearning, Inc., Series B, Preferred	4/4/13	285,000
Renewable Energy Asia Fund LP	9/29/10-1/5/17	1,753,943
SEAF Global SME Facility, 9.00%, 12/31/19	6/28/13-1/8/19	2,075,575
SEAF India International Growth Fund LP	3/22/05-5/24/10	210,391
SJF Ventures II LP, Preferred	2/14/06-11/20/12	—
SJF Ventures III LP	2/6/12-7/14/17	567,732
Sword Diagnostics, Preferred	12/26/06-11/9/10	432,472
Westly Capital Partners Fund II LP	12/27/11-12/18/18	841,881

At June 30, 2019, the value of the Fund’s investment in Calvert Impact Capital, Inc. (the Notes) was $10,694,553, which represents 0.4% of the Fund’s net assets. Transactions in the Notes by the Fund for the fiscal year to date ended June 30, 2019 were as follows:

Name of Issuer	Principal Amount beginning of period	Gross Additions	Gross Reductions	Principal Amount end of period	Value, end of period	Interest Income	Net Realized Gain (Loss)	Capital Gains Distributions Received	Change in Unrealized Appreciation (Depreciation)
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19(1)	$10,833,877	$—	$—	$10,833,877	$10,694,553	$120,978	$—	$—	$268,572

(1) Restricted security.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund’s holdings as of June 30, 2019, based on the inputs used to value them:

Assets	Level 1		Level 2	Level 3(1)	Total
Common Stocks	$2,805,816,186	(2)	$—	$—	$2,805,816,186
Common Stocks - Venture Capital	—		—	617,263	617,263
Preferred Stocks - Venture Capital	—		—	3,842,313	3,842,313
Venture Capital Limited Partnership Interests	—		—	16,878,879	16,878,879
Venture Capital Debt Obligations	—		—	943,478	943,478
High Social Impact Investments	—		10,694,553	3,054,180	13,748,733
Total Investments	$2,805,816,186		$10,694,553	$25,336,113	$2,841,846,852

(1) None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2) The level classification by major category of investments is the same as the category presentation in the Schedule of Investments. Venture Capital is not included in this category.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended June 30, 2019 is not presented.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.